Cost of services (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Cost Of Sales [Abstract]
Schedule of cost of services

	2019	2018	2017
Salaries and social security contributions (**)	(191,030)	(191,058)	(210,799)
Concession fees (***)	(163,919)	(171,429)	(191,933)
Construction services cost	(347,998)	(196,344)	(248,602)
Maintenance expenses	(128,858)	(130,979)	(145,787)
Amortization and depreciation (****)	(152,512)	(141,824)	(100,674)
Services and fees	(65,488)	(58,850)	(54,479)
Cost of fuel	(43,540)	(38,911)	(27,818)
Taxes (*)	(17,011)	(17,719)	(19,511)
Office expenses	(14,102)	(11,542)	(17,256)
Provision for maintenance costs	(2,174)	(2,092)	(2,314)
Others	(11,793)	(10,677)	(10,810)
	(1,138,425)	(971,425)	(1,029,983)

(*) Mainly includes tax from turnover and municipal taxes.

(**) At the year-end, the number of employees was 6.3 in 2019, 6.1 thousand in 2018 and 6.1 in 2017.

(***) Includes depreciation for fixed concession assets fee of USD 19,742 for the year ended December 31, 2019 (USD 24,780 and USD 29,816 for the year ended December 31, 2018 and 2017 respectively).

(****) Includes amortization of leases of USD 2,756 for the year ended December 31, 2019